Organization And Principal Activities - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015
Organization and Principal Activities [Line Items]
Disposal subsidiaries		$ 3,770,000
Citylead Group
Organization and Principal Activities [Line Items]
Disposal subsidiaries	$ 21,424,000
Gain (loss) on disposition of assets	$ 0
QIGI&BODEE Technology (Beijing) Co., Limited. ("QIGI Technology") | Mr. Xu Enhai
Organization and Principal Activities [Line Items]
Percentage of legal ownership		66.70%
QIGI&BODEE Technology (Beijing) Co., Limited. ("QIGI Technology") | Ms. Han Deling
Organization and Principal Activities [Line Items]
Percentage of legal ownership		33.30%